COMMITMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
COMMITMENTS

NOTE 6. COMMITMENTS

Registration Rights

Pursuant to a registration rights agreement entered into on July 13, 2020, the holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of the Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants or warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights requiring the Company to register such securities and any other equity securities that such persons may hold from time to time for resale (in the case of the Founder Shares, only after conversion to the Company’s Class A ordinary shares). The holders of 20% of these securities will be entitled to make up to four demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters are entitled to a deferred fee of $0.35 per Unit, or $25,357,500 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Consulting Arrangements

In September 2020, the Company entered into an acquisition support agreement with an unrelated party. Under the terms of the agreement, the Company will pay $215,000 a week plus expenses for services rendered. Payment for such services will become due and payable only upon the closing of the Company’s initial Business Combination. Interest will be charged at a rate of 8% per annum on fees incurred under the terms of the agreement. For the three months ended March 31, 2021, fees for services provided are approximately $450,000.

Agreement and Plan Merger and Reorganization

On February 16, 2021, the Company entered into an Agreement and Plan of Merger and Reorganization (the “Merger Agreement”) by and between the Company, Zero Carbon Merger Inc., a Delaware corporation and our direct, wholly owned subsidiary (“Merger Sub”), and Micromidas, Inc., a Delaware corporation doing business as Origin Materials (“Micromidas”).

Pursuant to the Merger Agreement, (i) the Company will domesticate from a Cayman Islands exempted company to a Delaware corporation (the “Domestication”) and (ii) Merger Sub will merge with and into Micromidas with Micromidas continuing as the surviving entity and a wholly owned subsidiary of the Company (the “Merger” and together with the Domestication and the other transactions contemplated by the Merger Agreement, the “Proposed Business Combination”). In connection with the Domestication, the Company will change its name to “Origin Materials, Inc.” We refer to the Company following the Business Combination as “Origin.”

As a result of the Proposed Business Combination, each issued and outstanding Class A ordinary share and Class B ordinary share of the Company will convert into a share of Class A common stock of Origin (“Class A Common Stock”), and each issued and outstanding warrant to purchase Class A ordinary shares of the Company will be exercisable by its terms to purchase an equal number of shares of Class A Common Stock. The aggregate stock consideration to be distributed to Micromidas’s holders at the effective time of the Merger (the “Effective Time”) is 78,213,000 shares of Class A Common Stock, which is subject to certain downward adjustments pursuant to the Merger Agreement. At the Effective Time, by virtue of the Merger and without any action on the part of the Company, Merger Sub, Micromidas or the holders of any of Micromidas’s securities:

(a)

each share of Micromidas common stock (“Micromidas Common Stock”), series A preferred stock (“Micromidas Series A Preferred Stock”), series B preferred stock (“Micromidas Series B Preferred Stock”) and series C preferred stock (“Micromidas Series C Preferred Stock”), in each case outstanding immediately prior to the Effective Time will be canceled and converted into the right to receive a number of shares of Class A Common Stock equal to the Common Exchange Ratio, Series A Exchange Ratio, Series B Exchange Ratio and Series C Exchange Ratio, respectively, each as defined in the Merger Agreement (subject to certain adjustments as described in the Merger Agreement);

(b)

any shares of Micromidas capital stock held in the treasury of Micromidas or owned by the Company, Merger Sub or Micromidas immediately prior to the Effective Time will be canceled without any conversion thereof and no payment or distribution shall be made with respect thereto;

(c)

each issued and outstanding share of common stock of Merger Sub will be converted into and become one validly issued, fully paid and non-assessable share of common stock of the surviving corporation in the Merger; and

(d)

each warrant to purchase Micromidas stock will terminate, be cancelled and cease to exist and will be deemed to have been exercised immediately prior to the closing of the Merger (the “Closing”) and settled in the applicable number of shares of Micromidas Series A Preferred Stock or Micromidas Series B Preferred Stock, as applicable, rounded down to the nearest whole share, and then treated in the manner described in (a), above;

(e)

each option to purchase Micromidas Common Stock that is outstanding under Micromidas’s 2010 Stock Incentive Plan and the 2020 Equity Incentive Plan (the “Equity Incentive Plans”) (each, a “Company Option”) held by a former employee or service provider of Micromidas, Inc. (each, a “Former Employee Option”) that is vested and outstanding immediately prior to the Effective Time shall be deemed to have been exercised, on a net exercise basis with respect to the applicable exercise price and any required withholding or employment taxes thereon, immediately prior to the Closing and settled in the applicable number of shares of Micromidas Common Stock, rounded down to the nearest whole share, and treated in accordance with clause (a) above. Each Former Employee Option that is unvested and outstanding immediately prior to the Effective Time shall be automatically cancelled at the Closing without the payment of consideration. From and after the Closing, except with respect to the holder’s right to receive Class A Common Stock, if any, the Former Employee Option shall be cancelled and cease to be outstanding and the holder shall cease to have any rights with respect thereto;

(f)

each Company Option (other than a Former Employee Option), whether vested or unvested, will be assumed by Artius and converted into an option to purchase shares of Class A Common Stock (each, a “Converted Option”) equal to the product (rounded down to the nearest whole number) of (a) the number of shares of Micromidas Common Stock subject to such Company Option immediately prior to the Effective Time and (b) the Common Exchange Ratio, at an exercise price per share (rounded up to the nearest whole cent) equal to (i) the exercise price per share of such Company Option immediately prior to the Effective Time divided by (ii) the Common Exchange Ratio; provided, however, that the exercise price and the number of shares of Class A Common Stock purchasable pursuant to such Converted Options shall be determined in a manner consistent with the requirements of Section 409A of the Internal Revenue Code of 1986, as amended (the “Code”); provided, further, however, that in the case of such Company Option to which Section 422 of the Code applies, the exercise price and the number of shares of Class A Common Stock purchasable pursuant to such option shall be determined in accordance with the foregoing, subject to such adjustments in a manner consistent with Treasury Regulation Section 1.424-1, such that the Converted Option will not constitute a modification of such Company Option for purposes of Section 409A or Section 424 of the Code. Except as specifically provided above, following the Effective Time, each Converted Option shall continue to be governed by the same terms and conditions (including vesting and exercisability terms) as were applicable to the corresponding former Company Option immediately prior to the Effective Time. At or prior to the Effective Time, the Company shall take any actions that are necessary to effectuate the treatment of the Company Options pursuant to this paragraph.

As additional consideration for the Merger, after the Effective Time, Origin will issue to certain holders of Micromidas’s securities up to 25 million additional shares of Class A Common Stock (the “Earnout Shares”) as follows: (i) one third of the Earnout Shares will be issued when the volume weighted average price of Class A Common Stock (“VWAP”) equals or exceeds $15.00 for 10 consecutive trading days during the three year period following the closing of the Proposed Business Combination, (ii) one third of the Earnout Shares will be issued when VWAP equals or exceeds $20.00 for 10 consecutive trading days during the four year period following the closing of the Proposed Business Combination, and (iii) one third of the Earnout Shares will be issued when VWAP equals or exceeds $25.00 for 10 consecutive trading days during the five year period following the closing of the Proposed Business Combination.

Under the Merger Agreement, the obligations of the parties to consummate the transactions contemplated thereby are subject to the satisfaction or waiver of certain customary closing conditions, including, the Company obtaining the requisite approval of its shareholders, which the company expects to seek at a special meeting of the Company. The Merger Agreement may be terminated at any time prior to the Closing by mutual written consent of the Company and Micromidas and, among other things, if the Proposed Business Combination has not occurred by August 31, 2021. As such, the Closing cannot be assured.

Concurrently with the execution of the Merger Agreement, the Company entered into the following agreements:

•

Subscription Agreements with certain qualified institutional buyers and accredited investors (collectively, the “Investors”), pursuant to which, among other things, the Investors agreed to subscribe for and purchase, and the Company agreed to issue and sell to the Investors, an aggregate of 20,000,000 newly issued shares of Class A Common Stock in connection with the closing of the Proposed Business Combination for aggregate gross proceeds of $200,000,000 (the “PIPE Placement”);

•

A Sponsor Letter Agreement, pursuant to which the Sponsor agreed to, among other things, (i) vote in favor of the Artius Stockholder Voting Matters (as defined in the Merger Agreement), (ii) pay any excess of Artius Transaction Expenses (as defined in the Merger Agreement) over the Artius Transaction Expense Cap (as defined in the Sponsor Letter Agreement), and (iii) subject 4,500,000 of its Class B ordinary shares to certain vesting and forfeiture provisions pursuant to the Sponsor Letter Agreement, as further described below under “Sponsor Letter Agreement”.

•

A Transaction Support Stockholder Support Agreement with Micromidas and certain stockholders of Micromidas pursuant to which the parties agreed, as promptly as practicable following the effectiveness of the proxy statement/prospectus relating to the approval by Artius shareholders of the Merger, to execute and deliver a written consent with respect to certain securities of Micromidas adopting the Merger Agreement and approving the Merger, delivered promptly, and in any event within one business day after (i) the registration statement related to the Merger is declared effective and (ii) the Company has requested such delivery. The securities of Micromidas owned by its stockholders who are party to the Company Transaction Stockholder Support Agreements and subject to such the agreements are sufficient to approve the adoption of the Merger Agreement.

•

A Lock-up Agreement, pursuant to which the Sponsor, certain executive officers and directors of Micromidas and certain existing stockholders of Micromidas agreed to restrict, among other things, the transfer of Company securities held by such holders immediately following the Closing until the earliest to occur of (i) 365 days after the date of the Closing, (ii) the first day after the date on which the closing price of the Class A Common Stock equals or exceeds $12.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing at least 150 days after the date of the Closing, or (iii) the date on which the Company completes a liquidation, merger, capital stock exchange, reorganization or other similar transaction after the Closing date that results in all of the public stockholders of the Company having the right to exchange their shares of Class A Common Stock for cash, securities or other property.

NOTE 7. COMMITMENTS

Registration Rights

Pursuant to a registration rights agreement entered into on July 13, 2020, the holders of the Founder Shares, Private Placement Warrants and warrants that may be issued upon conversion of the Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants or warrants that may be issued upon conversion of Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights requiring the Company to register such securities and any other equity securities that such persons may hold from time to time for resale (in the case of the Founder Shares, only after conversion to the Company’s Class A ordinary shares). The holders of 20% of these securities will be entitled to make up to four demands, excluding short form registration demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lock-up period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriters are entitled to a deferred fee of $0.35 per Unit, or $25,357,500 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Consulting Arrangements

In September 2020, the Company entered into an acquisition support agreement with an unrelated party. Under the terms of the agreement, the Company will pay $215,000 a week plus expenses for services rendered. Payment for such services will become due and payable only upon the closing of the Company’s initial Business Combination. Interest will be charged at a rate of 8% per annum on fees incurred under the terms of the agreement. There have been no services provided under the agreement for the period ended December 31, 2020. For the period from January 1, 2021 through March 3, 2021 fees for services provided are approximately $450,000.

Micromidas, Inc.
COMMITMENTS

NOTE 15 – COMMITMENTS AND CONTINGENCIES

Commitments

The Company leases office space and research and development space in Sacramento, California under noncancelable lease agreements, that expire in October 2025. Rental expense was $93,508 and $68,492 for the three months ended March 31, 2021 and 2020, respectively.

In May 2018, the Company executed operating and maintenance agreements for certain services, to facilitate the development and thus bring Origin 1 to the condition necessary for its intended use, commencing in different periods between July 2018 and September 2019, and all generally for five-year periods. The agreements are generally automatically extended for one-year periods thereafter. The agreements include annual fixed payments subject to escalation clauses at the beginning of each calendar year, as defined in the agreement. The minimum fixed payments are $350,000 (in Canadian dollars) per year over the fixed term. Certain of the agreements include quantities that are based on volumes, as defined in the applicable agreements. The Company is also responsible for applicable taxes under these agreements. During the three months ended March 31, 2021 and 2020, the total amount capitalized into Property, Plant and Equipment, Net under the agreement was $116,855 and $109,354, respectively.

In May 2019, the Company also concurrently executed a take-or-pay steam supply agreement commencing by October 1, 2019, through December 31, 2022, whereby the Company will receive up to 25% for the first year and 50% thereafter of the steam generated, up to 140,000 MMBtus per year. The price paid for the steam is based on a fixed amount plus the supplier’s cost of natural gas, as defined in the agreement. During the three months ended March 31, 2021 and 2020, the total amount capitalized into Property, Plant and Equipment, Net under the agreement was $58,851 and $0, respectively.

In May 2018, the Company entered into a joint development agreement (the “JDA”) with a stockholder to evaluate alternative uses for one of the Company’s products. The term of the JDA is the later of (i) three years from the JDA effective date and (ii) the final expected development program completion date as specified in the JDA. There were no expenses under this agreement for the three months ended March 31, 2021 or 2020.

Patent licenses

In July 2017, the Company entered into a patent license agreement for $50,000, which expires upon expiration of the last patent in December 2025. Under this agreement, the Company will pay minimum royalty payments of $5,000 per year and, if the Company develops and sells certain products based on the patent, up to a maximum of $25,000 per year. Certain products that Origin is currently developing and anticipates selling are expected to utilize these patents.

In December 2016, the Company entered into a patent license agreement for $500,000, which expires upon expiration of the patent. Under this agreement, if the Company develops and sells specific products based on the patent, the Company would pay a royalty up to a cumulative $500,000 from Origin 1, whereby no further payments will be due for any production at Origin 1. If production of those products occurs at subsequent facilities, the Company will pay an upfront license fee royalty and a variable royalty based on production at that subsequent facility, capped at an aggregate $10,000,000 per facility. Certain products that the Company is currently developing and anticipates selling are expected to utilize these patents. No payments were made during the three months ended March 31, 2021 or 2020.

In November 2016, the Company entered into a patent license agreement for $35,000, which expires upon expiration of the patent. Under this agreement, if the Company produces products based on the patent, the Company will pay an annual royalty upon commencement of operations on Origin 1 of $25,000 up to a cumulative $1,000,000. The pipeline of Company products and sales are not currently expected to be subject to this patent. No payments were made during the three months ended March 31, 2021 or 2020.

In August 2015, the Company entered into a patent license agreement, which expires upon expiration of the patent. Under this agreement, if the Company develops and sells specific products based on the patent, the Company would pay a royalty up to $2,000,000 per year and $10,000,000 in the aggregate. Certain products that the Company is currently developing and anticipates selling are expected to utilize these patents. No payments were made during the three months ended March 31, 2021 or 2020.

In June 2011, the Company entered into a nonexclusive patents license agreement, which expires upon expiration of the last patent to expire. Under this agreement, the Company pays a royalty of $5,000 annually and if the Company develops and sells specific products based on the patent, 0.4% of net sales. The pipeline of Company products and sales are not currently expected to be subject to this patent.

For the three months ended March 31, 2021 and 2020, royalties expense was $40,353 and $41,347, respectively, under the license agreements.

Contingencies

At times there may be claims and legal proceedings generally incidental to the normal course of business that are pending or threatened against the Company. Although the Company cannot predict the outcome of these matters when they arise, in the opinion of management, any liability arising from them will not have a material adverse effect on the consolidated financial position, results of operations, or liquidity of the Company. At March 31, 2021 and December 31, 2020, there were no claims or legal proceedings.

NOTE 15 – COMMITMENTS AND CONTINGENCIES

Commitments – The Company leases office space and research and development space in Sacramento, California under noncancelable lease agreements, that expire in October 2025. Rental expense was $265,671 and $274,547 during 2020 and 2019, respectively. The Company has annual future minimum lease payments of approximately $216,000 to $252,000 through 2025.

In May 2018, the Company executed operating and maintenance agreements for certain services, to facilitate the development and thus bring Origin 1 to the condition necessary for its intended use, commencing in different periods between July 2018 and September 2019, and all generally for five-year periods. The agreements are generally automatically extended for one-year periods thereafter. The agreements include annual fixed payments subject to escalation clauses at the beginning of each calendar year, as defined in the agreement. The minimum fixed payments are $350,000 (in Canadian dollars) per year over the fixed term. Certain of the agreements include quantities that are based on volumes, as defined in the applicable agreements. The Company is also responsible for applicable taxes under these agreements. During 2020 and 2019, the total amount capitalized into Property, Plant and Equipment, Net under the agreement was $257,910 and $210,577, respectively.

In May 2019, the Company also concurrently executed a take-or-pay steam supply agreement commencing by October 1, 2019, through December 31, 2022, whereby the Company will receive up to 25% for the first year and 50% thereafter of the steam generated, up to 140,000 MMBtus per year. The price paid for the steam is based on a fixed amount plus the supplier’s cost of natural gas, as defined in the agreement. During 2020 and 2019, the total amount capitalized into Property, Plant and Equipment, Net under the agreement was $110,140 and zero, respectively.

In May 2018, the Company entered into a joint development agreement (the “JDA”) with a stockholder to evaluate alternative uses for one of the Company’s products. The term of the JDA is the later of (i) three years from the JDA effective date and (ii) the final expected development program completion date as specified in the JDA. During 2020 and 2019, general and administrative expenses under the agreement totaled approximately zero and $2,876, respectively.

Patent licenses – In July 2017, the Company entered into a patent license agreement for $50,000, which expires upon expiration of the last patent in December 2025. Under this agreement, the Company will pay minimum royalty payments of $5,000 per year and, if the Company develops and sells certain products based on the patent, up to a maximum of $25,000 per year. Certain products that Origin is currently developing and anticipate selling are expected to utilize these patents.

In December 2016, the Company entered into a patent license agreement for $500,000, which expires upon expiration of the patent. Under this agreement, if the Company develops and sells specific products based on the patent, the Company would pay a royalty up to a cumulative $500,000 from Origin 1, whereby no further payments will be due for any production at Origin 1. If production of those products occurs at subsequent facilities, the Company will pay an upfront license fee royalty and a variable royalty based on production at that subsequent facility, capped at an aggregate $10,000,000 per facility. Certain products that the Company is currently developing and anticipate selling are expected to utilize these patents. No payments were made during 2020 or 2019.

In November 2016, the Company entered into a patent license agreement for $35,000, which expires upon expiration of the patent. Under this agreement, if the Company produces products based on the patent, the Company will pay an annual royalty upon commencement of operations on Origin 1 of $25,000 up to a cumulative $1,000,000. The pipeline of Company products and sales are not currently expected to be subject to this patent. No payments were made during 2020 or 2019.

In August 2015, the Company entered into a patent license agreement, which expires upon expiration of the patent. Under this agreement, if the Company develops and sells specific products based on the patent, the Company would pay a royalty up to $2,000,000 per year and $10,000,000 in the aggregate. Certain products that the Company is currently developing and anticipate selling are expected to utilize these patents. No payments were made during 2020 or 2019.

In June 2011, the Company entered into a nonexclusive patents license agreement, which expires upon expiration of the last patent to expire. Under this agreement, the Company pays a royalty of $5,000 annually and if the Company develops and sells specific products based on the patent, 0.4% of net sales. The pipeline of Company products and sales are not currently expected to be subject to this patent.

During 2020 and 2019, royalties expense was $41,346 and $46,491, respectively, under the license agreements.

Contingencies – At times there are claims and legal proceedings generally incidental to the normal course of business that are pending or threatened against the Company. Although the Company cannot predict the outcome of these matters when they arise, in the opinion of management, any liability arising from them will not have a material adverse effect on the consolidated financial position, results of operations, or liquidity of the Company. At December 31, 2020 and 2019, there were no claims or legal proceedings.